Provisions	12 Months Ended
Dec. 31, 2024
Provisions [abstract]
Provisions

21.	Provisions
Provisions consisted of the following:

	At December 31,
	2024			2023
	Current	Non- current	Total	Current	Non- current	Total
	(€ million)
Product warranty and recall campaigns	€3,737	€5,571	€9,308	€3,574	€5,410	€8,984
Sales incentives	6,343	—	6,343	6,031	—	6,031
Restructuring	1,035	544	1,579	958	342	1,300
Legal proceedings and disputes	457	618	1,075	343	747	1,090
Commercial risks	1,910	1,208	3,118	2,301	422	2,723
Other risks	738	919	1,657	517	823	1,340
Total Provisions	€14,220	€8,860	€23,080	€13,724	€7,744	€21,468
Changes in Provisions were as follows:

	At January 1, 2024	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2024
	(€ million)
Product warranty and recall campaigns	€8,984	€6,332	€(6,209)	€(133)	€265	€(38)	€(21)	€128	€9,308
Sales incentives	6,031	10,229	(10,110)	(4)	214	(21)	—	4	6,343
Restructuring costs	1,300	1,706	(1,284)	(172)	25	—	(2)	6	1,579
Legal proceedings and disputes	1,090	368	(252)	(71)	(65)	—	(6)	11	1,075
Commercial risks	2,723	1,964	(1,680)	(41)	155	—	(3)	—	3,118
Other risks	1,340	833	(427)	(161)	21	—	4	47	1,657
Total Provisions	€21,468	€21,432	€(19,962)	€(582)	€615	€(59)	€(28)	€196	€23,080

	At January 1, 2023	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2023
	(€ million)
Product warranty and recall campaigns	€9,265	€5,064	€(5,066)	€(114)	€(210)	€(63)	€—	€108	€8,984
Sales incentives	3,395	10,378	(7,552)	(69)	(103)	—	—	(18)	6,031
Restructuring costs	1,540	1,147	(1,058)	(344)	(4)	—	(1)	20	1,300
Legal proceedings and disputes	1,198	192	(266)	(69)	7	—	(1)	29	1,090
Commercial risks	2,672	912	(731)	(39)	(87)	—	—	(4)	2,723
Other risks	1,701	429	(411)	(316)	(17)	—	(7)	(39)	1,340
Total Provisions	€19,771	€18,122	€(15,084)	€(951)	€(414)	€(63)	€(9)	€96	€21,468
Product warranty and recall campaigns
The estimated future costs of actions are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for the vehicles. In addition, the number and magnitude of additional service actions expected to be approved and policies related to additional service actions are taken into consideration.
The cash outflow for the non-current portion of the Product warranty and recall campaigns provision is primarily expected within a period through 2028.
Sales incentives
As described within Note 2, Basis of preparation - Critical judgements and use of estimates, the Company recorded the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale of the vehicle to the dealer.
Legal proceedings and disputes
As described within Note 2, Basis of preparation - Critical judgements and use of estimates, a provision for legal proceedings was recognized when it was deemed probable that the proceedings would result in an outflow of resources and when the amount could be reasonably estimated. As the ultimate outcome of pending litigation was uncertain, the timing of cash outflows for the legal proceedings and disputes provision was also uncertain.
Commercial risks
Commercial risks arose in connection with the sale of products and services, such as onerous maintenance contracts, and as a result of certain regulatory emission requirements. For items such as onerous maintenance contracts, a provision was recognized when the expected costs to complete the services under these contracts exceeded the revenues expected to be realized. A provision for costs related to regulatory emission requirements was recognized at the time vehicles were sold based on the estimated cost to settle the obligation, measured as the sum of the cost of regulatory credits previously purchased plus the amount, if any, of the fine expected to be paid in cash. The cash outflow for the non-current portion of the
Commercial risks provision was primarily expected within a period through 2028.
The increase in commercial risk is primarily due to (i) additional provisions of €636 million in North America related to lifetime service contracts which were identified as being onerous during 2024, as the estimated incremental costs to complete the services were estimated to be in excess of the revenues to be realized, and (ii) an increase in supplier take or pay provisions in North America of €267 million which is partially offset by (iii) settlements of previously accrued provisions, including €433 million from the carryback of excess credits generated from fleet compliance in 2024.
Restructuring costs
During the year ended December 31, 2024, a total provision for €1,617 million was recognized primarily related to workforce reduction mainly in Enlarged Europe and North America (refer to Note 30, Segment reporting for additional information). Restructuring costs for the year ended December 31, 2024 included €21 million curtailment losses.
During the year ended December 31, 2023, a total provision for €1,119 million was recognized primarily related to workforce reductions mainly in Enlarged Europe and North America (refer to Note 30, Segment reporting for additional information). Restructuring costs for the year ended December 31, 2023 included €279 million curtailment losses in North
America recorded within Employee benefits liabilities.
Other risks
Other risks include, among other items: provisions for disputes with suppliers related to supply contracts or other matters that were not subject to legal proceedings, provisions for product liabilities arising from personal injuries including wrongful death and potential exemplary or punitive damages alleged to be the result of product defects, disputes with other parties relating to contracts or other matters not subject to legal proceedings and management's best estimate of the
Company’s probable environmental obligations, which also included costs related to claims on environmental matters.The cash outflow for the non-current portion of the Other risks provision is primarily expected within a period through 2028.